Interim Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues
Revenues	$ 1,423,416	$ 1,417,584	$ 4,985,659	$ 4,148,816
Cost of sales	885,981	1,483,711	2,980,666	5,627,419
Gross profit	537,435	(66,127)	2,004,993	(1,478,603)
Operating expenses
Marketing and product management	999,628	787,231	3,323,632	3,034,192
Selling	778,597	219,180	2,421,239	2,182,320
General and administrative	4,352,690	4,099,533	14,275,520	13,121,264
Stock-based compensation	2,881,817	539,407	(300,076)	1,659,017
Research and development costs	1,855,937	1,516,343	6,686,031	10,115,381
Listing expense			59,139,572
Restructuring costs		533,169		2,085,698
Transactions costs		719,100	2,407,977	1,589,703
Impairment loss related to intangible assets				5,791,439
Loss from operations	(10,331,234)	(8,480,090)	(85,948,902)	(41,057,617)
Other (income) costs
Grant revenue		(176,423)	(90,065)	(295,703)
Finance costs, net	(2,876,593)	(4,147,267)	(557,915)	(1,710,961)
Loss before income taxes	(7,454,641)	(4,156,400)	(85,300,922)	(39,050,953)
Income taxes			17,011
Net loss and comprehensive loss	(7,454,641)	(4,156,400)	(85,317,933)	(39,050,953)
Net loss and comprehensive loss attributable to:
Non-controlling interests		(281,016)	(302,312)	(2,488,696)
Equity holders of the parent	$ (7,454,641)	$ (3,875,384)	$ (85,015,621)	$ (36,562,257)
Net loss per common share, basic (in Dollars per share)	$ (0.25)	$ (23.12)	$ (2.89)	$ (218.14)
Weighted average common shares outstanding, basic (in Shares)	29,453,615	167,610	29,453,615	167,610
Products
Revenues
Revenues	$ 1,052,725	$ 1,350,014	$ 4,410,456	$ 3,915,563
Services
Revenues
Revenues	278,062	34,208	482,574	188,990
Others
Revenues
Revenues	$ 92,629	$ 33,362	$ 92,629	$ 44,263